UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue
		Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Vice-President
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	AUGUST 10,1999

Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	71

Form 13F Information Table Value Total:	178,630,000

List of other Included Managers:

No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER
VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS
SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -----
--- -------- --------
Amer Intl Group                com              026874107     4135    35264 SH       SOLE
35264
American Express ...           com              025816109     4151    31900 SH       SOLE
31900
Amgen Inc.                     com              031162100    12473   204888 SH       SOLE
204888
Anheuser-Busch .....           com              035229103      922    13000 SH       SOLE
13000
Associates First Capital Corp  com              046008108      235     5330 SH       SOLE
5330
Bank of America Corp (n/c 4/99 com              060505104     1178    16067 SH       SOLE
16067
Bank of New York Inc           com              064057102     1541    42000 SH       SOLE
42000
Biogen Inc                     com              090597105     4502    70000 SH       SOLE
70000
Black & Decker Corp            com              091797100     4308    68250 SH       SOLE
68250
Boeing .............           com              097023105      770    17500 SH       SOLE
17500
Bristol-Myers Squibb Co.       com              110122108     1285    18250 SH       SOLE
18250
Chevron Corp. ......           com              166751107      322     3388 SH       SOLE
3388
Chubb Corp                     com              171232101      278     4000 SH       SOLE
4000
Ciena Corp                     com              171779101     3076   101900 SH       SOLE
101900
Cisco Systems, Inc.            com              17275R102     4010    62228 SH       SOLE
62228
Citigroup Inc.  (name chg 10/8 com              172967101     4202    88464 SH       SOLE
88464
Coca Cola Co. ......           com              191216100      986    15900 SH       SOLE
15900
DuPont E I DeNemours & Co      com              263534109      205     3000 SH       SOLE
3000
EMC Corporation ...            com              268648102     6572   119500 SH       SOLE
119500
Exxon Corp. ........           com              302290101      665     8616 SH       SOLE
8616
Ford Motor Co.......           com              345370100      508     9000 SH       SOLE
9000
General Electric ...           com              369604103     4573    40470 SH       SOLE
40470
Genzyme Corp                   com              372917104     3686    76000 SH       SOLE
76000
Guidant Corporation (spinoff f com              401698105      409     8000 SH       SOLE
8000
Halliburton Co                 com              406216101     1999    44167 SH       SOLE
44167
Hewlett-Packard ....           com              428236103      241     2400 SH       SOLE
2400
Home Depot                     com              437076102     3915    60750 SH       SOLE
60750
I. B. M. ...........           com              459200101     6053    46832 SH       SOLE
46832
Intel Corp..........           com              458140100     5385    90500 SH       SOLE
90500
Johnson & Johnson ..           com              478160104      635     6476 SH       SOLE
6476
Kimberly Clark Corp.           com              494368103     4712    82667 SH       SOLE
82667
Lilly (Eli) ........           com              532457108     3359    46900 SH       SOLE
46900
Lucent Technologies Inc        com              549463107      240     3564 SH       SOLE
3564
MCI Worldcom Inc (name changed com              98155K102      241     2800 SH       SOLE
2800
MacMillan Bloedel Limited      com              554783209      670    37200 SH       SOLE
37200
Mattel Inc                     com              577081102      284    10853 SH       SOLE
10853
Maytag .............           com              578592107     2524    36150 SH       SOLE
36150
McKesson HBOC Inc.             com              58155q103     2390    74250 SH       SOLE
74250
Merck & Co.                    com              589331107     1442    19592 SH       SOLE
19592
Merrill Lynch & Co             com              590188108     2989    37600 SH       SOLE
37600
Microsoft ..........           com              594918104     9000    99797 SH       SOLE
99797
Morgan St Dean Witter Discover com              24240V101     2884    28100 SH       SOLE
28100
National City Corporation      com              635405103      236     3600 SH       SOLE
3600
Nike Inc Class B ...           com              654106103    22828   360200 SH       SOLE
360200
Paccar Inc. ........           com              693718108      725    13580 SH       SOLE
13580
Pairgain Technology Inc.       com              695934109      655    56950 SH       SOLE
56950
Pfizer .............           com              717081103     3281    30100 SH       SOLE
30100
Philip Morris ......           com              718154107      470    11700 SH       SOLE
11700
Procter & Gamble ...           com              742718109      556     6232 SH       SOLE
6232
Quaker Oats Co......           com              747402105      365     5500 SH       SOLE
5500
Rayovac Corporation            com              755081106     1270    56000 SH       SOLE
56000
Reuters Group PLC - Spons ADR  com              76132m102      253     3120 SH       SOLE
3120
S&P Mid-Cap 400 Depository Rec com              595635103     4828    61550 SH       SOLE
61550
Safeco Corp. .......           com              786429100      825    18700 SH       SOLE
18700
SmithKline Beecham PLC ADR rep com              832378301      264     4000 SH       SOLE
4000
Starbucks Corporation          com              855244109     5418   144234 SH       SOLE
144234
State Street Corporation       com              857477103     3519    41216 SH       SOLE
41216
Telefonica de Espana           com              879382208      306     2081 SH       SOLE
2081
Tiffany & Company              com              886547108     4402    45617 SH       SOLE
45617
Weatherford Int'l (name & sym  com              947074100     2732    74594 SH       SOLE
74594
Weyerhaeuser Co.....           com              962166104      431     6267 SH       SOLE
6267
American Re Capital Pfd 8.50%  prd              029162203      354    13900 SH       SOLE
13900
Microsoft 2.196 Convertible Pr prd              594918203      620     6200 SH       SOLE
6200
Alliance Mortgage Secs Income  fdeq             018639104       87 10560.692SH       SOLE
10560.692
D Witter Select Eqty Utility S fdeq             24241x262       29 26085.000SH       SOLE
26085.000
Fidelity Advisor Equity Growth fdeq             315805200      272 4222.809 SH       SOLE
4222.809
Fidelity Advisor Growth Oppty  fdeq                            325 6076.230 SH       SOLE
6076.230
Fidelity Advisor High Yld Port fdeq                            479 40927.366SH       SOLE
40927.366
Fidelity Advisor Short-Term Fi fdeq             315807503      101 10991.029SH       SOLE
10991.029
Fidelity Advisors Overseas Fun fdeq             315918102      197 10391.183SH       SOLE
10391.183
Vanguard S&P 500 Index Fund    fdeq                           8850 69775.197SH       SOLE
69775.197